LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of components of lease expense and supplemental cash flow information

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Total operating lease cost	4,131	5,466	9,195	116.6
Finance lease cost:
Amortization of right-of-use assets	—	3	174	2.2
Interest on lease liabilities	—	1	75	0.9
Total finance lease cost	—	4	249	3.1

Schedule of supplemental cash flow information

	2017	2018	2019	2019
	RUB	RUB	RUB	$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	3,747	5,475	9,199	116.7
Financing cash flows from finance leases	—	3	240	3.0

Right-of-use assets obtained in exchange for lease obligations, additions:
Operating leases	1,721	7,235	12,233	155.1
Finance leases	—	113	1,568	19.9

Schedule of supplemental balance sheet information

	2018	2019	2019
	RUB	RUB	$
Operating leases
Operating lease right-of-use assets	17,654	21,218	269.1
Operating lease liabilities – current (Note 5)	6,516	10,603	134.5
Operating lease liabilities – non-current	12,560	10,841	137.5
Total operating lease liabilities	19,076	21,444	272.0

	2018	2019	2019
	RUB	RUB	$
Finance leases
Property and equipment, at cost	113	1,680	21.3
Accumulated depreciation	(2)	(175)	(2.2)
Property and equipment, net	111	1,505	19.1
Other current liabilities	36	462	5.9
Other long-term liabilities	76	1,094	13.9
Total finance lease liabilities	112	1,556	19.8

Schedule of maturities of operating lease liabilities

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2020	11,832	150.1	578	7.3
2021	8,535	108.2	566	7.2
2022	1,472	18.7	379	4.8
2023	792	10.0	31	0.4
2024	676	8.6	28	0.4
Thereafter	291	3.7	617	7.8
Total lease payments	23,598	299.3	2,199	27.9

Less imputed interest	(2,154)	(27.3)	(643)	(8.1)
Total	21,444	272.0	1,556	19.8

Schedule of maturities of finance lease liabilities

Maturities of lease liabilities were as follows:

	Operating leases		Finance leases
	RUB	$	RUB	$
Year ended December 31,
2020	11,832	150.1	578	7.3
2021	8,535	108.2	566	7.2
2022	1,472	18.7	379	4.8
2023	792	10.0	31	0.4
2024	676	8.6	28	0.4
Thereafter	291	3.7	617	7.8
Total lease payments	23,598	299.3	2,199	27.9

Less imputed interest	(2,154)	(27.3)	(643)	(8.1)
Total	21,444	272.0	1,556	19.8

Schedule of Lease term and Discount rate

	2018	2019
Weighted average remaining lease term, years
Operating leases	3.1	2.6
Finance leases	3.0	7.3

	2018	2019
Weighted average discount rate, %
Operating leases	6.66%	7.31%
Finance leases	9.12%	8.85%